Statements of Cash Flows - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 05, 2018	Jan. 31, 2019	Jan. 31, 2018	Dec. 31, 2017	Dec. 05, 2018	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Cash Flows from Operating Activities:
Net income (loss)	$ (22,575,000)	$ (3,630,000)	$ 17,558,000	$ (317,666)	$ (7,116,491)	$ 28,381,842	$ 913,279	$ 6,269,955
Adjustments to reconcile net income to net cash provided by operating activities:
Interest earned on investments and marketable securities held in Trust Account				(935,034)	(3,988,884)
Expenses paid by related parties on behalf of the Company					338,700
Net changes in operating assets and liabilities (net of acquisitions):
Prepaid expenses				(272,165)	(535,006)
Accounts payable		(9,107,000)			9,907,437	(1,832,398)
Accrued expenses		(9,646,000)		425,181	(378,160)	8,702,438
Accrued expenses - related parties				92,500	(25,860)
Income tax payable		(210,000)			196,072	(381,322)
Franchise tax payable					67,288
Net cash (used in) provided by operating activities		(12,949,000)		(801,935)	(1,534,904)	39,616,657
Cash flows from investing activities:
Interest released from Trust Account				340,000	709,961
Principal deposited in Trust Account				(234,600,000)
Net cash (used in) investing activities		(217,557,000)		(234,260,000)	709,961	(49,499,436)	(83,088,761)	(28,973,671)
Cash flows from financing activities:
Issuance of common shares		96,900,000		25,000
Proceeds received under loan from related parties				224,403
Repayment of loan from related parties				(224,403)
Proceeds received from initial public offering, net of offering costs				224,765,490
Proceeds received from private placement				11,100,000
Net cash provided by (used in) financing activities		235,825,000				13,012,841
Net increase (decrease) in cash		4,763,000		828,555	(824,943)	1,696,237
Beginning of period	8,621,279	3,612	6,925,042		828,555	6,925,042	3,248,520	11,277,553
End of period	3,612	4,767,000		828,555	3,612	8,621,279	6,925,042	3,248,520
Supplemental cash flow information:
Change in value of Class A ordinary shares subject to possible redemption				222,522,823	7,116,500
Deferred underwriting commissions in connection with the initial public offering				8,050,000
Predecessor [Member]
Cash Flows from Operating Activities:
Net income (loss)	(22,575,000)		17,558,000
Net changes in operating assets and liabilities (net of acquisitions):
Accounts payable	(654,000)		(2,752,000)	205,249			2,005,714	74,811
Accrued expenses	17,280,000		(524,000)				(1,376,489)	4,114,143
Income tax payable	203,000		226,000				(1,277,467)	(1,025,689)
Net cash (used in) provided by operating activities	7,916,000		7,608,000				34,226,394	35,757,440
Cash flows from investing activities:
Net cash (used in) investing activities	(139,000)		(6,973,000)
Cash flows from financing activities:
Issuance of common shares
Net cash provided by (used in) financing activities	(15,370,000)		(2,767,000)	$ 235,890,490			52,763,957	(14,812,802)
Net increase (decrease) in cash	(7,663,000)		795,000				3,676,522	$ (8,029,033)
Beginning of period	8,621,000	$ 958,000	6,925,000			6,925,000
End of period	$ 958,000		$ 7,720,000		$ 958,000	$ 8,621,000	$ 6,925,000